Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Financial Instruments [Line Items]
Disclosure Details Of Gain And Loss Realised And Unrealised Due To Change In Fair Value Of Derivatives	For the years ended December 31, 2020 and 2019, the Company recognized the following within other expense (note 21):

	2020	2019
Realized loss on settlement of gold contracts	$35,223	$-
Unrealized loss on revaluation of gold contracts outstanding	12,868	-
	$48,091	$-

Disclosure of detailed information about derivative instruments
As at December 31, 2020, the Company had in place USD:BRL and USD:MXP put and call options with the following notional amounts, weighted average rates and maturity dates:

	USD notional amount		Call options’ weighted	Put options’ weighted
Currency	Within 1 year	1-2 years	average strike price	average strike price
BRL	$ 164,780	$ 14,501	4.51	5.17
MXP	24,000	2,000	21.75	25.99

Detailed Information About Fair Value Adjustment And Activities In Traded Warrant Liabilities
The fair value of the warrants is determined using the Black Scholes option pricing model at the period-end
date or the market price on the TSX for warrants that are trading.

Balance – December 31, 2018	$18,861
Warrants exercised	(868)
Change in fair value	38,153

Balance – December 31, 2019	56,146
Issued in Leagold Acquisition	8,543
Warrants exercised	(43,885)
Change in fair value (note 21)	29,862

Balance – December 31, 2020	$50,666

Detailed Information About Weighted Average Assumptions of Non-traded Warrants
The fair value of
non-traded
w
a
rrants was calculated with the following weighted average assumptions:

	December 31, 2020	December 31, 2019
Risk-free rate	0.2%	1.7%
Warrant expected life	1.0 years	1.2 years
Expected volatility	47.1%	45.1%
Expected dividend	0.0%	0.0%
Share price (C$)	$14.02	$10.16

Foreign Exchange Contracts [Member]
Derivative Financial Instruments [Line Items]
Disclosure Details Of Gain And Loss Realised And Unrealised Due To Change In Fair Value Of Derivatives	For the year ended December 31, 2020, the Company recognized the following within other expense (note 21):

	2020	2019
Realized loss on settlement of foreign exchange contracts	$584	$1,197
Unrealized loss (gain) on revaluation of foreign exchange contracts	14,147	(1,640)
	14,731	(443)